Consolidated Comprehensive Income Statement (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 2,192		$ 2,523		$ 2,569
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	192		130		(195)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during the period	(889)		1,007		306
Reclassification adjustment	(74)	[1]	(106)	[1]	(26)	[1]
Total unrealized gain (loss) on assets available-for-sale	(963)		901		280
Defined benefit plans:
Prior service cost arising during the period	(1)		57		0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	429		(190)		(443)
Foreign exchange adjustment	0		0		(3)
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost	126		104		69
Total defined benefit plans	554		(29)		(377)
Net unrealized gain on cash flow hedges	9		1		3
Total other comprehensive income (loss), net of tax	(208)	[2]	1,003	[2]	(289)	[2]
Net (income) attributable to noncontrolling interests	(81)		(78)		(53)
Other comprehensive (income) loss attributable to noncontrolling interests	(41)		(19)		17
Net comprehensive income	$ 1,862		$ 3,429		$ 2,244

[1]	The reclassification adjustment related to the unrealized gain (loss) on assets available-for-sale is recorded as net securities gains on the Consolidated Income Statement. The amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost is recorded as staff expense on the Consolidated Income Statement. See Note 23 of the Notes to Consolidated Financial Statements for the location of the reclassification adjustment related to cash flow hedges on the Consolidated Income Statement.
[2]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $(249) million for the year ended Dec. 31, 2013, $984 million for the year ended Dec. 31, 2012 and $(272) million for the year ended Dec. 31, 2011.